UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

       7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)

              (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: March  31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Mundoval Fund

	Schedule of Investments
		March 31, 2009 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Beverages
4,000	Diageo plc **	$ 179,000	2.99%

Books: Publishing or Publishing & Printing
15,000	Pearson plc **	150,150	2.51%

Chemicals & Allied Products
8,000	BASF Aktiengesellschaft **	242,400	4.05%

Computer Communications Equipment
15,000	Cisco Systems Inc. *	251,550	4.20%

Electronic & Other Electrical Equipment (No Computer Equipment)
11,500	General Electric Co.	116,265	1.94%

Electronic Computers
17,000	Dell Inc. *	161,160	2.69%

Fire, Marine & Casualty Insurance
35,000	American International Group, Inc.	35,000	0.58%

Food and Kindred Products
11,500	Unilever plc **	217,695	3.64%

General Industrial Machinery & Equipment
7,000	Illinois Tool Works Inc.	215,950
11,500	Ingersoll-Rand Co., Ltd.	158,700
		374,650	6.26%

Hospital & Medical Service Plans
6,000	WellPoint Inc. *	227,820	3.80%

Life Insurance
15,000	ING Groep NV **	81,600	1.36%

National Commercial Banks
11,000	Bank of America Corporation	75,020
11,500	Citigroup Inc.	29,095
		104,115	1.74%

Newspapers: Publishing or Publishing & Printing
20,000	News Corporation	154,000	2.57%

Pharmaceutical Preparations
7,000	AstraZeneca plc **	248,150
7,500	GlaxoSmithKline plc **	233,025
4,500	Johnson & Johnson	236,700
4,500	Novartis AG **	170,235
20,000	Pfizer Inc.	272,400
10,500	Sanofi-Aventis **	293,265
		1,453,775	24.28%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
7,500	Dow Chemical Co.	63,225	1.06%

Radiotelephone Communications
2,000	Mobile TeleSystems OJSC * **	59,840
9,000	SK Telecom Co. Ltd. **	139,050
10,000	Tele Norte Leste Participacoes S.A. **	138,400
		337,290	5.63%

Savings Institution, Federally Chartered
3,300	HSBC Holdings plc **	93,126	1.56%

Services - Advertising Agencies
3,500	Omnicom Group Inc.	81,900	1.37%

Services - Business Services, NEC
12,000	eBay Inc. *	150,720	2.52%

Services - Miscellaneous Amusement & Recreation
2,500	The Walt Disney Company	45,400	0.76%

Services - Motion Picture & Video
3,000	Time Warner Inc.	57,900	0.97%

Services - Prepackaged Software
12,000	Microsoft Corp.	220,440	3.68%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
3,700	Procter & Gamble Co.	174,233	2.91%

Surgical & Medical Instruments & Apparatus
5,300	3M Co.	263,516	4.39%

Total for Common Stock (Cost - $8,752,211)		$ 5,236,930	87.46%

Cash Equivalents
773,481	First American Treasury Obligation Fund Cl Y 0.17% ***	773,481	12.91%
	(Cost - $773,481)

	Total Investments	6,010,411	100.37%
	(Cost - $9,525,692)

	Liabilities in Excess of Other Assets	(22,329)	-0.37%

	Net Assets	$ 5,988,082	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security: The Coupon Rate shown represents the rate at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUND

 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2009 was $9,525,692. At March 31, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $30,196                     ($3,545,477)                                ($3,515,281)

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective March 31, 2008.  This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,010,411
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$6,010,411

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date:      5/21/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date:      5/21/09

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       Chief Financial Officer

Date:      5/21/09